Convertible Notes (Details) - Schedule of carrying value of convertible debt current - Xos, Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible Notes (Details) - Schedule of carrying value of convertible debt current [Line Items]
Convertible notes, current portion	$ 21,540	$ 1,000
Debt discount recognized	(4,884)
Debt discount amortized	1,704
Net convertible notes, current portion	$ 18,360	$ 1,000